American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 28, 2026

International Growth Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Australia — 2.1%
ANZ Group Holdings Ltd.	700,600	19,939,568
Lynas Rare Earths Ltd.(1)(2)	1,076,950	14,274,151
Rio Tinto Ltd.	136,570	16,235,441
		50,449,160
Austria — 1.1%
Erste Group Bank AG	227,700	27,026,666
Belgium — 1.5%
Argenx SE(1)	11,560	8,943,147
UCB SA	89,600	26,914,353
		35,857,500
Brazil — 1.1%
Itau Unibanco Holding SA, Preference Shares	1,506,800	13,652,757
NU Holdings Ltd., Class A(1)	782,650	11,724,097
		25,376,854
Canada — 4.2%
Aritzia, Inc.(1)	219,890	19,470,191
Canadian Pacific Kansas City Ltd.	169,260	14,820,875
Capstone Copper Corp.(1)	1,050,480	10,866,371
Intact Financial Corp.	107,850	20,822,035
Shopify, Inc., Class A(1)	63,210	7,630,799
TC Energy Corp.	428,860	27,557,332
		101,167,603
China — 1.1%
Alibaba Group Holding Ltd., ADR(2)	91,890	13,242,268
GDS Holdings Ltd., ADR(1)(2)	311,400	12,863,934
		26,106,202
Denmark — 1.5%
Carlsberg AS, B Shares	106,600	16,583,413
Novonesis Novozymes B, B Shares	330,410	19,650,713
		36,234,126
France — 14.0%
Air Liquide SA	169,335	35,606,955
Airbus SE	68,640	14,905,374
BNP Paribas SA	297,860	33,444,211
Danone SA	253,570	21,806,760
EssilorLuxottica SA	126,870	33,580,819
Hermes International SCA	5,620	13,507,464
Kering SA	56,620	18,986,868
L'Oreal SA	63,390	29,701,138
Safran SA	71,730	28,888,451
Sartorius Stedim Biotech	43,820	9,469,607
Schneider Electric SE	175,867	57,475,059
Societe Generale SA	424,430	36,781,354
		334,154,060
Germany — 8.3%
Bayerische Motoren Werke AG	159,760	16,743,396
Infineon Technologies AG	604,451	32,576,781
Knorr-Bremse AG	108,550	14,207,703
Rheinmetall AG	7,440	14,717,611

SAP SE	265,110	53,258,555
Siemens AG	81,230	23,487,154
Siemens Energy AG	219,270	42,467,691
		197,458,891
Greece — 0.4%
Alpha Bank SA	1,969,330	8,661,945
Hong Kong — 2.6%
AIA Group Ltd.	2,704,400	29,833,653
Hong Kong Exchanges & Clearing Ltd.	272,900	14,579,665
Techtronic Industries Co. Ltd.	1,119,500	18,131,062
		62,544,380
India — 0.3%
HDFC Bank Ltd.	802,220	7,841,701
Ireland — 1.5%
AIB Group PLC	3,523,600	36,574,257
Italy — 2.3%
Ferrari NV	90,580	34,223,140
Saipem SpA(2)	4,830,320	20,309,455
		54,532,595
Japan — 19.7%
Advantest Corp.	125,300	21,698,125
Asics Corp.	531,700	16,294,326
FANUC Corp.	761,800	34,494,388
Fujikura Ltd.	106,700	18,219,294
Hitachi Ltd.	952,200	31,172,443
Keyence Corp.	82,500	34,769,749
Kobe Bussan Co. Ltd.	722,800	17,198,875
Marubeni Corp.	683,200	26,144,537
Mitsubishi Electric Corp.	397,200	15,118,624
Mitsubishi Heavy Industries Ltd.	619,900	19,761,101
Murata Manufacturing Co. Ltd.	463,600	12,123,100
NEC Corp.	728,300	20,190,865
Rakuten Bank Ltd.(1)	203,100	8,262,780
Ryohin Keikaku Co. Ltd.(2)	1,661,300	37,911,662
Sony Group Corp.	1,621,400	37,273,164
Sumitomo Mitsui Financial Group, Inc.	1,238,100	46,720,415
Sumitomo Realty & Development Co. Ltd.	629,000	21,264,199
Suzuki Motor Corp.	1,647,300	24,912,727
Terumo Corp.	1,969,200	26,644,226
		470,174,600
Netherlands — 6.8%
ABN AMRO Bank NV, CVA	339,700	11,377,488
Adyen NV(1)	19,080	22,406,166
ASML Holding NV	66,110	96,150,923
BE Semiconductor Industries NV	73,580	16,488,363
CSG NV(1)	246,420	9,267,938
Prosus NV	142,710	7,335,354
		163,026,232
Singapore — 0.6%
Sea Ltd., ADR(1)	131,550	14,266,597
South Korea — 0.8%
Samsung Electronics Co. Ltd.	121,510	18,186,555
Spain — 2.8%
CaixaBank SA	1,859,100	22,913,911

Iberdrola SA	1,858,202	43,859,623
		66,773,534
Sweden — 3.6%
Atlas Copco AB, A Shares	1,952,590	42,008,503
Epiroc AB, A Shares	624,200	18,751,279
Spotify Technology SA(1)	49,730	25,607,966
		86,367,748
Switzerland — 6.6%
Cie Financiere Richemont SA, Class A	64,300	13,108,046
Galderma Group AG	138,837	26,199,928
Lonza Group AG	47,080	32,746,138
On Holding AG, Class A(1)	591,560	27,495,709
Roche Holding AG	77,190	36,734,830
Zurich Insurance Group AG	29,310	22,109,255
		158,393,906
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	656,000	40,933,194
United Kingdom — 15.2%
Antofagasta PLC	348,590	20,027,450
AstraZeneca PLC	363,770	76,549,120
BAE Systems PLC	1,208,370	34,505,659
Barclays PLC	4,070,490	24,706,715
BP PLC	3,518,980	22,807,954
British American Tobacco PLC	544,690	34,013,380
Burberry Group PLC(1)	975,590	15,252,186
Compass Group PLC	719,590	22,036,344
Haleon PLC	2,753,501	15,113,798
Lloyds Banking Group PLC	13,543,420	18,500,536
London Stock Exchange Group PLC	121,570	14,515,684
Rolls-Royce Holdings PLC	1,889,810	33,982,720
Segro PLC	1,215,090	13,755,259
Unilever PLC	231,436	17,006,398
		362,773,203
TOTAL COMMON STOCKS (Cost $1,632,913,327)		2,384,881,509
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	27,569	27,569
State Street Navigator Securities Lending Government Money Market Portfolio(3)	55,131,114	55,131,114
		55,158,683
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 12/31/27, valued at $20,291,971), at 3.67%, dated 2/27/26, due 3/2/26 (Delivery value $19,900,084)		19,894,000
TOTAL SHORT-TERM INVESTMENTS (Cost $75,052,683)		75,052,683
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $1,707,966,010)		2,459,934,192
OTHER ASSETS AND LIABILITIES — (3.0)%		(70,502,739)
TOTAL NET ASSETS — 100.0%		$2,389,431,453

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.4%
Financials	18.9%
Information Technology	15.3%
Consumer Discretionary	13.9%
Health Care	12.3%
Consumer Staples	5.7%
Materials	4.9%
Energy	3.0%
Utilities	1.8%
Real Estate	1.5%
Communication Services	1.1%
Short-Term Investments	3.2%
Other Assets and Liabilities	(3.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $82,366,395. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $86,891,374, which includes securities collateral of $31,760,260.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$105,200,571	$2,279,680,938	—
Short-Term Investments	55,158,683	19,894,000	—
	$160,359,254	$2,299,574,938	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.